Financial Instruments - Other Risks (Details) - Dec. 31, 2018 € in Millions, $ in Millions	USD ($)	CAD ($)	EUR (€)
Disclosure of nature and extent of risks arising from financial instruments
Financial instruments designated as hedging instruments, at fair value		$ 1
Other risk
Disclosure of nature and extent of risks arising from financial instruments
Off-balance sheet impact of the factoring of receivables		$ 50	€ 32
Share Price Volatility Hedge
Disclosure of nature and extent of risks arising from financial instruments
Notional amount in hedging agreement	$ 566,000